Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Jul. 01, 2021 shares yr € / shares	Jun. 25, 2021 shares yr € / shares	Feb. 04, 2021 shares yr € / shares	Jan. 01, 2021 shares yr € / shares	Dec. 17, 2020 € / shares	Jan. 01, 2020 € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares							2,470,295	1,465,295	392,850
Weighted average share price	€ 17.43	€ 20		€ 7.25	€ 7.25	€ 2.38
Expected volatility				85.00%
Expected life | yr				6.0
Risk-free interest rate				(0.60%)
Expected dividend yield				0.00%
Black-Scholes formula [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares	150,000		873,000	107,000
Fair value of the options	€ 10.50		€ 11.88	€ 5.06
Fair value of the ordinary shares	14.67		16.69	7.25
Weighted average share price	€ 14.67		€ 16.69	€ 7.25
Expected volatility	85.00%		85.00%	85.00%
Expected life | yr	6.1		6.1	6.0
Risk-free interest rate	1.20%		0.80%	(0.60%)
Expected dividend yield	0.00%		0.00%	0.00%
Black-Scholes formula [member] | Option 1 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares		14,000
Fair value of the options		€ 10.90
Fair value of the ordinary shares		15.46
Weighted average share price		€ 16.74
Expected volatility		85.00%
Expected life | yr		6.1
Risk-free interest rate		1.20%
Expected dividend yield		0.00%
Black-Scholes formula [member] | Option 2 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares		88,000
Fair value of the options		€ 13.73
Fair value of the ordinary shares		15.46
Weighted average share price		€ 2.38
Expected volatility		85.00%
Expected life | yr		4.6
Risk-free interest rate		(0.50%)
Expected dividend yield		0.00%